Selected Statement of Operations Data	12 Months Ended
Dec. 31, 2024
Selected Statement of Operations Data [Abstract]
SELECTED STATEMENT OF OPERATIONS DATA

NOTE 9 - SELECTED STATEMENT OF OPERATIONS DATA

a.	Revenues:

1)	The Company’s revenues derive from the sale of software products and services in two operating segments, see Note 10. The Company has three product lines: (i) product line “A” - billing and customer care solutions for service providers; (ii) product line “B” - call accounting and call management solutions for enterprises; and (iii) product line “C” - mobile messaging and communication solutions. Product lines “A” and “B” relate to the billing and related services reporting segment and product line “C” relates to the messaging reporting segment.

The following table sets forth the revenues classified by product lines:

	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	U.S. dollars in thousands

Product line “A”	$11,765	$11,497	$11,545
Product line “B”	1,851	2,127	2,343
Product line “C”	7,830	7,988	7,663
	$21,446	$21,612	$21,551

2)	The following table sets forth the geographical revenues classified by geographical location of the customers:

	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	U.S. dollars in thousands

The Americas	$8,508	$7,897	$8,536
Europe	11,402	11,633	11,382
Israel	1,061	920	825
Other	475	1,162	808
	$21,446	$21,612	$21,551

b.	Financial income, net:

	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$750	$737	$262
Non-dollar currency gains, net	-	50	-
Unrealized gain from marketable securities	11	8	-
Other financial income	9	10	58
	770	805	320
Expenses:
Non-dollar currency losses, net	(159)	-	(99)
Unrealized loss from marketable securities	-	-	(34)
Realized loss from sale of marketable securities	-	-	(11)
Bank commissions and charges	(24)	(27)	(23)
Other financial expenses	-	-	(60)
	(183)	(27)	(227)
	$587	$777	$93
c.	Earnings per ordinary share (“EPS”):

The following table sets forth the computation of the Company’s basic and diluted EPS:

	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	In thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	20,297	20,163	20,099
Incremental shares from assumed exercise of options	284	308	298
Weighted average number of shares used in computation of diluted EPS	20,581	20,471	20,397

In the years ended December 31, 2024, 2023 and 2022, options that had an anti-dilutive effect were not taken into account in computing the diluted EPS. The number of options that could potentially dilute EPS in the future and were not included in the computation of diluted EPS is 200,000, none and none, for the years ended December 31, 2024, 2023 and 2022, respectively.